BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 84.7%
	ALTERNATIVE - 1.4%
8,874	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	$ 281,838

	EQUITY - 11.3%
11,913	Alerian MLP ETF	397,060
25,426	Global X Nasdaq 100 Covered Call ETF	560,898
18,264	Invesco Global Listed Private Equity ETF	273,595
9,323	Invesco S&P 500 Low Volatility ETF	567,211
6,505	iShares Residential and Multisector Real Estate ETF	556,633
		2,355,397
	FIXED INCOME - 70.0%
27,128	Invesco Variable Rate Preferred ETF	711,296
2,413	iShares Agency Bond ETF	285,892
27,302	iShares iBoxx High Yield Corporate Bond ETF	2,388,651
5,107	iShares JP Morgan USD Emerging Markets Bond ETF	562,076
6,612	iShares MBS ETF	715,022
3,652	iShares National Muni Bond ETF	424,253
6,906	PGIM Active High Yield Bond ETF	285,287
9,157	Schwab US TIPS ETF	573,045
15,535	SPDR Blackstone Senior Loan ETF	714,921
15,018	SPDR Bloomberg Convertible Securities ETF	1,281,786
16,393	SPDR Bloomberg High Yield Bond ETF	1,792,738
7,835	SPDR Bloomberg International Corporate Bond ETF	276,615
9,705	SPDR Bloomberg International Treasury Bond ETF	278,825
15,595	SPDR Bloomberg Short Term High Yield Bond ETF	427,147
11,165	VanEck International High Yield Bond ETF	277,674
13,511	Vanguard Intermediate-Term Corporate Bond ETF	1,275,574
9,963	Vanguard Total Bond Market ETF	851,338
36,637	Xtrackers USD High Yield Corporate Bond ETF	1,468,411
		14,590,551
	MIXED ALLOCATION - 2.0%
17,607	Invesco CEF Income Composite ETF	421,688

BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares				Fair Value

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,451,986)			$ 17,649,474

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 10.2%
	U.S. TREASURY BILLS — 10.2%
2,243,000	United States Treasury Note	0.8750	11/15/30	2,126,907

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,201,229)			2,126,907

	SHORT-TERM INVESTMENTS — 3.4%
	MONEY MARKET FUNDS - 3.4%
697,768	Fidelity Government Portfolio, Class I, 0.01% (Cost $697,768)(a)			697,768

	TOTAL INVESTMENTS - 98.3% (Cost $20,350,983)			$ 20,474,149
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.7%			343,975
	NET ASSETS - 100.0%			$ 20,818,124

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of September 30, 2021.

BTS TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.0%
	EQUITY - 9.6%
508,116	Invesco S&P 500 Low Volatility ETF	$ 30,913,777

	FIXED INCOME - 85.4%
1,459,343	iShares iBoxx High Yield Corporate Bond ETF(a)	127,677,919
185,971	SPDR Bloomberg Convertible Securities ETF	15,872,625
893,382	SPDR Bloomberg High Yield Bond ETF(a)	97,700,256
812,681	Xtrackers USD High Yield Corporate Bond ETF	32,572,254
		273,823,054

	TOTAL EXCHANGE-TRADED FUNDS (Cost $308,136,974)	304,736,831

	SHORT-TERM INVESTMENTS — 48.1%
	COLLATERAL FOR SECURITIES LOANED - 48.0%
154,110,010	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 0.01% (Cost $154,110,010)(b),(c)	154,110,010

	MONEY MARKET FUNDS - 0.1%
335,023	Fidelity Government Portfolio, Class I, 0.01% (Cost $335,023)(c)	335,023

	TOTAL SHORT-TERM INVESTMENTS (Cost $154,445,033)	154,445,033

	TOTAL INVESTMENTS - 143.1% (Cost $462,582,007)	$ 459,181,864
	LIABILITIES IN EXCESS OF OTHER ASSETS - (43.1)%	(138,393,443)
	NET ASSETS - 100.0%	$ 320,788,421

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2021 was $152,409,259.

(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2021. Total collateral had a value of $154,110,010 at September 30, 2021. Additional cash collateral received from the borrower not disclosed in the Schedule of Investments had a value of $2,000,000 as of September 30, 2021.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2021.